Derivative Liabilities (Narrative) (Details) (USD $)	9 Months Ended
Oct. 31, 2014 M
Derivative Liabilities 1	124
Derivative Liabilities 2	139.00%
Derivative Liabilities 3	25.00%
Derivative Liabilities 4	6
Derivative Liabilities 5	1.00%
Derivative Liabilities 6	2
Derivative Liabilities 7	25.00%
Derivative Liabilities 8	6
Derivative Liabilities 9	1.00%
Derivative Liabilities 10	1.00%
Derivative Liabilities 11	70.00%
Derivative Liabilities 12	$ 483,781
Derivative Liabilities 13	6,440
Derivative Liabilities 14	325,030
Derivative Liabilities 15	325,030
Derivative Liabilities 16	148,148
Derivative Liabilities 17	154,788
Derivative Liabilities 18	20,095
Derivative Liabilities 19	396,686
Derivative Liabilities 20	332,847
Derivative Liabilities 21	$ 169,474